Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt

Note 11 –Debt

The Convertible Notes payable represents a securities purchase agreement with select accredited investors, which was assumed in the Merger. The debt assumed by the Company consisted of $750,000 of units (the “Units”) with a purchase price of $50,000 per Unit. Each Unit consists of (i) a 12% senior secured convertible note, initially convertible into shares of the Company’s common stock, par value $0.001 per share, at a conversion price equal to the lesser of $0.40 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of equity and/or debt securities completed by the Company following this offering, and (ii) a three-year warrant to purchase such number of shares of the Company’s common stock equal to one hundred percent (100%) of the number of shares of common stock issuable upon conversion of the notes at $0.40. The Warrants were initially exercisable at a price equal to the lesser of $0.75 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of the debt and/or equity securities completed by the Company following the issuance of warrants. The Convertible Notes are secured by all of the assets of the Company.

The Convertible Notes sold in the offering were initially convertible into an aggregate of 1,875,000 shares of common stock. The down round feature was triggered on January 8, 2019, and the conversion price of the Convertible Notes was adjusted to $0.36. The Company recognized the down round as a deemed dividend of approximately $288,000 which reduced the income available to common stockholders.

On February 6, 2019, $100,000 of the Company’s $750,000 outstanding Convertible Notes, plus accrued interest, was converted into an aggregate of 251,667 shares of common stock, eliminating $100,000 of the Company’s debt obligation. The debt was converted into shares at $0.36 per share, which was the conversion price per the SPA subsequent to the trigger of the down round feature.

The convertible notes had maturity dates between August and September 2019. In November 2019 the Company redeemed $350,000 of convertible notes payable in principal and $52,033 in interest payable for three of the noteholders. The Company also recognized an additional $80,225 in penalties and late fees in relation to these notes for the year ended December 31, 2019.

The Company also reached an extension with the remaining noteholder which extended the maturity date of the loan for one year, until September 30, 2020. This note had a principal balance of $300,000 plus penalties of approximately $85,000 and accrued interest of approximately $40,000 for a total adjusted principal balance upon renewal of approximately $425,000 for the year ending December 31, 2019. Additionally, approximately 424,000 warrants were issued in connection with the extension of the note. The fair market value of the warrants on September 18, 2019, the day the warrants were issued, was approximately $106,000, which the Company recognized as an expense for the year ending December 31, 2019.

Notes payable were assumed in the Merger and are due in aggregate monthly installments of approximately $5,800 and carry an interest rate of 5%. Each note originally had a maturity date of August 1, 2019. The Company finalized an eighteen-month extension to March 1, 2021. The promissory notes have an aggregate outstanding balance of approximately $78,000 at December 31, 2019. The Company incurred interest expense related to the promissory notes for the year ended December 31, 2019 in the amount of approximately $2,000; no interest expense was incurred during 2018 as these notes were assumed on January 8, 2019.